Condensed Statements Of Changes In Shareholders' Deficit - USD ($)	Total	Convertible Preferred Stock	Preferred Stock [Member]	Preferred Stock [Member] Convertible Preferred Stock	Common Stock [Member]	Additional Paid In Capital	Accumulated Deficit	Contingently Redeemable Common Stock [Member]	Virgin Group Acquisition Corp. II [Member]	Virgin Group Acquisition Corp. II [Member] Class A Ordinary Shares	Virgin Group Acquisition Corp. II [Member] Class B Ordinary Shares	Virgin Group Acquisition Corp. II [Member] Common Stock [Member] Class A Ordinary Shares	Virgin Group Acquisition Corp. II [Member] Common Stock [Member] Class B Ordinary Shares	Virgin Group Acquisition Corp. II [Member] Additional Paid In Capital	Virgin Group Acquisition Corp. II [Member] Accumulated Deficit
Balance Beginning at Dec. 31, 2018	$ (118,716,000)				$ 0	$ 1,585,000	$ (120,301,000)
Balance Beginning, Shares at Dec. 31, 2018					4,657,000
Balance Beginning at Dec. 31, 2018			$ 167,675,000
Balance Beginning, Shares at Dec. 31, 2018			61,010,000
Net (loss) income	(161,470,000)						(161,470,000)
Issuance of contingently redeemable convertible common stock, net of issuance costs of $27(Value)			$ 48,505,000
Issuance of Series D convertible preferred stock, net of issuance costs of $50, Shares			5,887,000
Issuance of Series D-1 convertible preferred stock, net of issuance costs of $70			$ 48,146,000
Issuance of Series D-1 convertible preferred stock, net of issuance costs of $70, Shares			4,519,000
Exchange of common stock, Series Seed convertible preferred stock and Series A convertible preferred stock for Series D convertible preferred stock, inclusive of deemed dividend of $1,801			$ 1,801,000
Exchange of common stock, Series Seed convertible preferred stock and Series A convertible preferred stock for Series D convertible preferred stock, inclusive of deemed dividend of $1,801, Shares			43,000
Exchange of common stock for Series D convertible preferred stock, inclusive of stock-based compensation of $7,285			$ 7,285,000
Exchange of common stock for Series D convertible preferred stock, inclusive of stock-based compensation of $7,285, Shares			1,226,000
Exchange of common stock, Series Seed convertible preferred stock and Series A convertible preferred stock for Series D convertible preferred stock, inclusive of deemed dividend of $1,801	(1,801,000)					(1,585,000)	(216,000)
Exchange of common stock, Series Seed convertible preferred stock and Series A convertible preferred stock for Series D convertible preferred stock, inclusive of deemed dividend of $1,801, Shares					(43,000)
Issuance of common stock for business and asset acquisitions	530,000					530,000
Issuance of common stock for business and asset acquisitions, Shares					178,000
Issuance of common stock upon exercise of stock options	140,000					140,000
Issuance of common stock upon exercise of stock options, Shares					373,000
Vesting of early exercise of options	49,000					49,000
Stock-based compensation	4,716,000					4,716,000
Exchange of common stock for Series D convertible preferred stock, inclusive of stock-based compensation of $7,285, Shares					(1,228,000)
Balance Ending at Dec. 31, 2019	(276,552,000)				$ 0	5,435,000	(281,987,000)
Balance Ending, Shares at Dec. 31, 2019					3,937,000
Balance Ending at Dec. 31, 2019			$ 273,412,000
Balance Ending, Shares at Dec. 31, 2019			72,685,000
Net (loss) income	(72,260,000)						(72,260,000)
Issuance of Series D-2 convertible preferred stock, net of issuance costs of $362			$ 89,638,000
Issuance of Series D-2 convertible preferred stock, net of issuance costs of $362, Shares			12,373,000
Issuance of Series E convertible preferred stock, net of issuance costs of $132			$ 124,868,000
Issuance of Series E convertible preferred stock, net of issuance costs of $132, Shares			12,553,000
Issuance of common stock upon exercise of stock options	1,184,000				$ 1,000	1,183,000
Issuance of common stock upon exercise of stock options, Shares					3,233,000
Vesting of early exercise of options	68,000					68,000
Stock-based compensation	7,852,000					7,852,000
Issuance of common stock for an asset acquisition	67,000					67,000
Issuance of common stock for an asset acquisition, Shares					30,000
Balance Ending at Dec. 31, 2020	$ (339,641,000)				$ 1,000	14,605,000	(354,247,000)
Balance Ending, Shares at Dec. 31, 2020					7,200,000
Balance Ending at Dec. 31, 2020		$ 487,918,000	$ 487,918,000	$ 487,918,000
Balance Ending, Shares at Dec. 31, 2020	97,611,343	97,611,343	97,611,000	97,611,000
Net (loss) income	$ (37,895,000)						(37,895,000)
Vesting of early exercise of options	1,024,000					1,024,000
Stock-based compensation	3,483,000					3,483,000
Issuance of common stock upon exercise of warrants	290,000					290,000
Issuance of common stock upon exercise of warrants, Shares					260,000
Repurchase of early exercised options					(131,000)
Balance Ending at Mar. 31, 2021	(372,739,000)				$ 1,000	19,402,000	(392,142,000)		$ (28,831,617)			$ 0	$ 1,006	$ 0	$ (28,832,623)
Balance Ending, Shares at Mar. 31, 2021					7,329,000							0	10,062,500
Balance Ending at Mar. 31, 2021				$ 487,918,000
Balance Ending, Shares at Mar. 31, 2021				97,611,000
Balance Beginning at Dec. 31, 2020	$ (339,641,000)				$ 1,000	14,605,000	(354,247,000)
Balance Beginning, Shares at Dec. 31, 2020					7,200,000
Balance Beginning at Dec. 31, 2020		$ 487,918,000	$ 487,918,000	$ 487,918,000
Balance Beginning, Shares at Dec. 31, 2020	97,611,343	97,611,343	97,611,000	97,611,000
Issuance of Class B Ordinary shares to Sponsor	$ 49,000					49,000
Issuance of Class B Ordinary shares to Sponsor, Shares					8,000
Net (loss) income	(135,896,000)						(135,896,000)
Issuance of common stock upon exercise of stock options	$ 1,051,000					1,051,000
Issuance of common stock upon exercise of stock options, Shares	646,711				646,000
Vesting of early exercise of options	$ 1,577,000					1,577,000
Stock-based compensation	14,809,000					14,809,000
Issuance of common stock warrants	1,622,000					1,622,000
Issuance of common stock upon exercise of warrants	150,000					150,000
Issuance of common stock upon exercise of warrants, Shares					243,000
Repurchase of early exercised options					(131,000)
Balance Ending at Dec. 31, 2021	$ (456,279,000)				$ 1,000	33,863,000	(490,143,000)		(29,540,303)			$ 0	$ 1,006	0	(29,541,309)
Balance Ending, Shares at Dec. 31, 2021					7,966,000						10,062,500	0	10,062,500
Balance Ending at Dec. 31, 2021		$ 487,918,000	$ 487,918,000	$ 487,918,000				$ 0	402,500,000	$ 402,500,000
Balance Ending, Shares at Dec. 31, 2021	97,611,343	97,611,343	97,611,000	97,611,000				0				40,250,000
Balance Beginning at Jan. 12, 2021									0			$ 0	$ 0	0	0
Balance Beginning, Shares at Jan. 12, 2021											0	0	0
Issuance of Class B Ordinary shares to Sponsor									25,000				$ 1,006	23,994	0
Issuance of Class B Ordinary shares to Sponsor, Shares													10,062,500
Accretion for Class A Ordinary Shares to redemption amount									(28,124,278)					(23,994)	(28,100,284)
Net (loss) income									(732,339)					0	(732,339)
Balance Ending at Mar. 31, 2021	$ (372,739,000)				$ 1,000	19,402,000	(392,142,000)		(28,831,617)			$ 0	$ 1,006	0	(28,832,623)
Balance Ending, Shares at Mar. 31, 2021					7,329,000							0	10,062,500
Balance Ending at Mar. 31, 2021				$ 487,918,000
Balance Ending, Shares at Mar. 31, 2021				97,611,000
Balance Beginning at Jan. 12, 2021									0			$ 0	$ 0	0	0
Balance Beginning, Shares at Jan. 12, 2021											0	0	0
Issuance of Class B Ordinary shares to Sponsor									25,000				$ 1,006	23,994	0
Issuance of Class B Ordinary shares to Sponsor, Shares													10,062,500
Accretion for Class A Ordinary Shares to redemption amount									(32,263,672)	(32,263,672)				(23,994)	(32,239,678)
Net (loss) income									2,698,369					0	2,698,369
Balance Ending at Dec. 31, 2021	$ (456,279,000)				$ 1,000	33,863,000	(490,143,000)		(29,540,303)			$ 0	$ 1,006	0	(29,541,309)
Balance Ending, Shares at Dec. 31, 2021					7,966,000						10,062,500	0	10,062,500
Balance Ending at Dec. 31, 2021		$ 487,918,000	$ 487,918,000	$ 487,918,000				$ 0	402,500,000	402,500,000
Balance Ending, Shares at Dec. 31, 2021	97,611,343	97,611,343	97,611,000	97,611,000				0				40,250,000
Accretion for Class A Ordinary Shares to redemption amount										(32,263,672)
Net (loss) income	$ (47,384,000)						(47,384,000)		(23,552,197)					0	(23,552,197)
Issuance of contingently redeemable convertible common stock, net of issuance costs of $27(Value)	0							$ 27,473,000
Issuance of contingently redeemable convertible common stock, net of issuance costs of $27(Shares)								2,350
Issuance of common stock upon exercise of stock options	$ 171,000					171,000
Issuance of common stock upon exercise of stock options, Shares	73,920				74,000
Vesting of early exercise of options	$ 125,000					125,000
Stock-based compensation	4,501,000					4,501,000
Balance Ending at Mar. 31, 2022	$ (498,866,000)				$ 1,000	$ 38,660,000	$ (537,527,000)		(53,092,500)			$ 0	$ 1,006	$ 0	$ (53,093,506)
Balance Ending, Shares at Mar. 31, 2022					8,040,000							0	10,062,500
Balance Ending at Mar. 31, 2022				$ 487,918,000				$ 27,473,000	$ 402,500,000	$ 402,500,000
Balance Ending, Shares at Mar. 31, 2022	97,611,343	97,611,343		97,611,000				2,350				40,250,000